SUPPLEMENT DATED FEBRUARY 27, 2015

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2014

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective January 1, 2015, all references to Pacific Select Distributors, Inc. are deleted and replaced with: Pacific Select Distributors, LLC.

Effective January 1, 2015, those Funds of the Trust that were previously treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, have elected to be treated as partnerships for federal income tax purposes. Accordingly, all references to a Fund being qualified as a regulated investment company under Subchapter M of the Code are deleted. This change is not expected to have any impact on variable annuity or variable contract owners.

Disclosure Changes to the Fund Summaries section

Short Duration Bond Portfolio – The Management subsection is deleted and replaced with the following:

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – T. Rowe Price Associates, Inc. The primary persons responsible for the day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience With Fund
Edward A. Weise, CFA, Vice President	Since 2011
Michael F. Reinartz, CFA, Vice President	Since 2015

Small-Cap Equity Portfolio – All references to William J. Lippman in the Management subsection are deleted.

Disclosure Changes to the About Management section

In the Franklin Advisory Services, LLC table, references to William J. Lippman in the Small-Cap Equity Portfolio subsection are deleted.

In the T. Rowe Price Associates, Inc. table, the Short Duration Bond Portfolio subsection is deleted and replaced with the following:

SHORT DURATION BOND PORTFOLIO

Edward A. Wiese, CFA	Vice president of T. Rowe Price Group, Inc. and T. Rowe Price since 1988, head of the fixed income division for T. Rowe Price since January 2015, fixed income portfolio manager of T. Rowe Price since 1998, and president and chairman of the investment advisory committee for T. Rowe Price’s short-term bond strategy since 1995, inflation focused strategy since 2006, and limited-term bond portfolio since 1995. Mr. Wiese has over 31 years of investment experience. He has a BA from Yale University, an MS from Johns Hopkins University, and an MBA from the Amos Tuck School of Business Administration at Dartmouth College.

Mike F. Reinartz, CFA	Vice president of T. Rowe Price Group, Inc. and T. Rowe Price since 2010. Mr. Reinartz is a member of T. Rowe Price’s U.S. taxable low duration team and co-portfolio manager of T. Rowe Price’s short-term and limited-term bond portfolios since January 2015. He joined T. Rowe Price in 1996 and has over 18 years of investment experience. Mr. Reinartz has a BS from Towson University.

They are assisted by one of T. Rowe Price’s investment advisory committees.

Form No.	15-43122-00

PSFSUP0215

SUPPLEMENT DATED FEBRUARY 27, 2015

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS P SHARES DATED MAY 1, 2014

This supplement revises the Pacific Select Fund Class P Shares prospectus dated May 1, 2014, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Effective January 1, 2015, all references to Pacific Select Distributors, Inc. are deleted and replaced with: Pacific Select Distributors, LLC.

Effective January 1, 2015, those Funds of the Trust that were previously treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, have elected to be treated as partnerships for federal income tax purposes. Accordingly, all references to a Fund being qualified as a regulated investment company under Subchapter M of the Code are deleted. This change is not expected to have any impact on variable annuity or variable contract owners.

SUPPLEMENT DATED FEBRUARY 27, 2015

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated May 1, 2014

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2014 (“SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect, unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Effective January 1, 2015, all references to Pacific Select Distributors, Inc. are deleted and replaced with: Pacific Select Distributors, LLC.

Effective January 1, 2015, those Funds of the Trust that were previously treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, have elected to be treated as partnerships for federal income tax purposes. Accordingly, all references to a Fund being qualified as a regulated investment company under Subchapter M of the Code are deleted. This change is not expected to have any impact on variable annuity or variable contract owners.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under the Accounts Paying Asset-Based Fees table, information regarding William J. Lippman with respect to the Small-Cap Equity Portfolio is deleted. Information with respect to the Short Duration Bond Portfolio is added as follows:

ACCOUNTS PAYING ASSET-BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Short Duration Bond Portfolio
Michael F. Reinartz[3]	None	N/A	None	N/A	None	N/A

3     Other Accounts Managed information as of December 31, 2014.

Form No.	15-43123-00
PSFSAI0215